Description of Organization and Business Operations (Details) - USD ($)		12 Months Ended
	May 18, 2020	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Number of shares issued		69,000,000
Payments of offering costs		$ 435,036
Reimbursement by underwriters		$ 900,000
Minimum percentage of fair market value on net assets in Trust Account in initial business combination		80.00%
Minimum net tangible assets to be maintained to consummation of business combination.		$ 5,000,001
Maximum interest to pay dissolution expenses		$ 100,000
IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	69,000,000	69,000,000
Share price	$ 10.00	$ 10.00
Proceeds from issuance of shares	$ 690,000,000
Payments of offering costs		$ 37,748,594
Underwriting fees		12,900,000
Reimbursement by underwriters		900,000
Deferred underwriting fees		24,150,000
Other offering costs		$ 698,594
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	9,000,000	9,000,000
Private Placement | Sponsor
Subsidiary, Sale of Stock [Line Items]
Price of warrants		$ 1.50
Proceeds from issuance of warrants		$ 15,800,000
Number of warrants to purchase shares issued (in shares)		10,533,333